Tortoise Power and Energy Infrastructure Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2019
	Principal Amount/Shares		Fair Value
Corporate Bonds - 75.1%(1)
Crude Oil Pipelines - 12.1%(1)
Canada - 6.4%(1)
Enbridge Inc., 5.500%, 07/15/2077	$8,500,000		$8,524,225
United States - 5.7%(1)
SemGroup Corp., 6.375%, 03/15/2025	6,000,000		5,670,000
SemGroup Corp., 5.625%, 11/15/2023	2,000,000		1,890,000
			16,084,225

Natural Gas/Natural Gas Liquids Pipelines - 31.8%(1)
Canada - 6.2%(1)
TransCanada Corporation, 5.625%, 05/20/2075	7,000,000		7,192,500
TransCanada Corporation, 5.300%, 03/15/2077	1,000,000		992,500
United States - 25.6%(1)
Cheniere Corp., 7.000%, 06/30/2024	4,000,000		4,615,000
Cheniere Corp., 5.875%, 03/31/2025	2,000,000		2,230,000
Florida Gas Transmission Co., LLC, 5.450%, 07/15/2020(2)	1,500,000		1,538,797
Kinder Morgan, Inc., 6.500%, 09/15/2020	4,000,000		4,166,602
Midcontinent Express Pipeline LLC, 6.700%, 09/15/2019(2)	2,000,000		2,001,500
NGPL PipeCo LLC, 4.875%, 08/15/2027(2)	2,000,000		2,123,153
ONEOK, Inc., 4.250%, 02/01/2022	4,500,000		4,675,774
ONEOK, Inc., 7.500%, 09/01/2023	2,000,000		2,351,990
Rockies Express Pipeline LLC, 4.950%, 07/15/2029(2)	3,000,000		3,058,434
Ruby Pipeline, LLC, 6.000%, 04/01/2022(2)	1,181,818		1,235,387
Southern Star Central Corp., 5.125%, 07/15/2022(2)	3,000,000		3,034,530
Tallgrass Energy LP, 5.500%, 01/15/2028(2)	3,250,000		3,059,063
			42,275,230

Natural Gas Gathering/Processing - 17.0%(1)
United States - 17.0%(1)
Antero Midstream Partners LP, 5.750%, 03/01/2027(2)	2,000,000		1,835,000
Blue Racer Midstream, LLC, 6.625%, 07/15/2026(2)	5,900,000		5,807,842
EnLink Midstream LLC, 5.375%, 06/01/2029	2,000,000		1,957,000
Hess Corporation, 5.625%, 02/15/2026(2)	4,160,000	`	4,305,600
The Williams Companies, Inc., 7.875%, 09/01/2021	5,000,000		5,520,958
The Williams Companies, Inc., 4.550%, 06/24/2024	3,000,000		3,248,785
			22,675,185

Oil and Gas Production - 2.2%(1)
United States - 2.2%(1)
Ascent Resources Utica Holdings, LLC, 10.000%, 04/01/2022(2)	1,302,000		1,305,255
Ascent Resources Utica Holdings, LLC, 7.000%, 11/01/2026(2)	2,000,000		1,651,900
			2,957,155

Power/Utility - 12.0%(1)
United States - 12.0%(1)
The AES Corporation, 5.500%, 04/15/2025	4,000,000		4,175,120
Duquesne Light Holdings, Inc., 6.400%, 09/15/2020(2)	3,000,000		3,112,533
Duquesne Light Holdings, Inc., 5.900%, 12/01/2021(2)	2,000,000		2,134,228
NextEra Energy, Inc., 4.800%, 12/01/2077	4,500,000		4,503,645
NV Energy Inc., 6.250%, 11/15/2020	1,000,000		1,045,291
Pattern Energy Group Inc., 5.875%, 02/01/2024(2)	1,000,000		1,035,000
			16,005,817

Total Corporate Bonds (Cost $97,938,127)			99,997,612

Master Limited Partnerships - 33.2%(1)
Crude Oil Pipelines - 2.9%(1)
United States - 2.9%(1)
BP Midstream Partners LP	25,000		371,500
PBF Logistics LP	85,868		1,786,054
Shell Midstream Partners, L.P.	89,044		1,710,535
			3,868,089

Natural Gas/Natural Gas Liquids Pipelines - 9.7%(1)
United States - 9.7%(1)
Energy Transfer LP	717,787		9,769,080
Enterprise Products Partners L.P.	98,682		2,813,424
EQM Midstream Partners, LP	8,010		242,463
			12,824,967

Natural Gas Gathering/Processing - 5.2%(1)
United States - 5.2%(1)
CNX Midstream Partners, LP	47,302		669,323
DCP Midstream, LP	96,758		2,357,025
Western Midstream Partners, LP	166,906		3,845,515
			6,871,863

Other - 0.1%(1)
United States - 0.1%(1)
Westlake Chemical Partners LP	9,289		196,555

Refined Product Pipelines - 15.3%(1)
United States - 15.3%(1)
Holly Energy Partners, L.P.	136,327		3,674,013
Magellan Midstream Partners, L.P.	56,119		3,742,015
MPLX LP	282,344		7,880,221
NuStar Energy L.P.	102,338		2,812,248
Phillips 66 Partners LP	41,654		2,289,720
			20,398,217

Total Master Limited Partnerships (Cost $39,539,865)			44,159,691

Common Stock - 26.3%(1)
Crude Oil Pipelines - 6.0%(1)
United States - 6.0%(1)
Enbridge Inc.	47,888		1,602,334
Plains GP Holdings, L.P.	292,549		6,412,674
			8,015,008
Marine Transportation - 1.2%(1)
Monaco - 1.2%(1)
GasLog Partners LP	86,675		1,642,491

Natural Gas/Natural Gas Liquids Pipelines - 10.5%(1)
United States - 10.5%(1)
Equitrans Midstream Corporation	145,093		1,957,305
ONEOK, Inc.	69,117		4,926,659
Tallgrass Energy LP	362,376		7,095,322
			13,979,286
Natural Gas Gathering/Processing - 8.6%(1)
United States - 8.6%(1)
Antero Midstream Corp.	444,931		3,163,459
EnLink Midstream LLC	273,224		2,169,399
Rattler Midstream LP	26,343		482,340
Targa Resources Corp.	154,583		5,583,538
			11,398,736

Total Common Stock (Cost $37,439,514)			35,035,521

Preferred Stock - 6.7%(1)
Crude Oil Pipelines - 1.3%(1)
United States - 1.3%(1)
SemGroup Corporation, 7.000%(2)(3)(4)	2,120		1,740,443

Natural Gas Gathering/Processing - 1.5%(1)
United States - 1.5%(1)
Targa Resources Corp., 9.500%(2)(3)	1,685		2,036,590

Natural Gas Liquids Pipelines - 0.4%(1)
United States - 0.4%(1)
Altus Midstream Company, 7.000%(2)(3)(5)	459		458,541

Power/Utility - 3.5%(1)
United States - 3.5%(1)
DTE Energy, 6.500%, 10/01/2019	39,600		2,251,656
Sempra Energy, 6.000%, 01/15/2021	21,189		2,442,244
			4,693,900

Total Preferred Stock (Cost $8,156,231)			8,929,474

Short-Term Investment - 0.1%(1)
United States Investment Company - 0.1%(1)
Invesco Government & Agency Portfolio - Institutional Class, 2.30%(6) (Cost $145,693)	145,693		145,693

Total Investments - 141.4%(1) (Cost $183,219,430)			188,267,991
Interest Rate Swap Contracts - 0.0%(1)
$9,000,000 notional - net unrealized appreciation(7)			1,934
Other Assets and Liabilities - 0.7%(1)			936,612
Credit Facility Borrowings - (42.1)%(1)			(56,100,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)			$133,106,537

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities have a total fair value of $41,473,796 which represents 31.2% of net assets. See Note 6 to the financial statements for further disclosure.
(3)
Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments, as more fully described in Note 2 to the financial statements.

(4)	Security distributions are paid-in-kind. Cash value of the 7.0% coupon is added to the liquidation preference of the preferred stock.
(5)	Security distributions are paid-in-kind. Cash value of the 7.0% coupon is paid in the form of additional shares.
(6)	Rate indicated is the current yield as of August 31, 2019.
(7)	See Schedule of Interest Rate Swap Contracts and Note 12 to the financial statements for further disclosure.

SCHEDULES OF INTEREST RATE SWAP CONTRACTS (Unaudited)
August 31, 2019

Tortoise Power and Energy Infrastructure Fund, Inc.
Counterparty	Maturity Date	Notional Amount	Fixed Rate Paid by TPZ	Floating Rate Received by TPZ	Unrealized Appreciation (Depreciation)
Wells Fargo Bank, N.A.	11/29/2019	$6,000,000	1.330%	3-month U.S. Dollar LIBOR	$12,429
Wells Fargo Bank, N.A.	08/06/2020	3,000,000	2.180%	3-month U.S. Dollar LIBOR	(10,495)
		$9,000,000			$1,934

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of August 31, 2019.  These assets and liabilities are measured on a recurring basis.

TPZ:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate Bonds(a)	$ -	$ 99,997,612	$ -	$ 99,997,612
Master Limited Partnerships(a)	44,159,691	-	-	44,159,691
Common Stock(a)	35,035,521	-	-	35,035,521
Preferred Stock(a)	4,693,900	-	4,235,574	8,929,474
Short-Term Investment(b)	145,693	-	-	145,693
Total Investments	84,034,805	$ 99,997,612	4,235,574	188,267,991
Interest Rate Swap Contracts, net	-	1,934	-	1,934
Total Assets	$ 84,034,805	$ 99,999,546	$ 4,235,574	$ 188,269,925

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended August 31, 2019:

Preferred Stock	TPZ
Balance – beginning of period	$3,761,271
Purchases	458,600
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	15,703
Balance – end of period	4,235,574